Property, plant and equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,509	$ 7,738	$ 7,076
Government grants	185	185
Freeholds land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,970	1,870
Long leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3	3
Short leasehold land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	546	491
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	72	68	56
Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	234	232	$ 220
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 182	$ 177
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
Minimum | Casks and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	15 years
Minimum | Other plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Minimum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Minimum | Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	5 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	50 years
Maximum | Casks and containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	50 years
Maximum | Other plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	40 years
Maximum | Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years
Maximum | Returnable bottles and crates
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful life (in years)	10 years